Business Combination - Transaction costs related to the Business Combination (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Transaction costs	$ 42.1
Common shares
Business Acquisition [Line Items]
Transaction costs, incurred when closing of Business Combination	36.7
General and administration matters
Business Acquisition [Line Items]
Transaction costs	$ 5.4